SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31  – SUBSEQUENT EVENTS

i)

On January 21, 2020, the Company issued corporate bonds on the international market for USD 300 million. The use of proceeds from this operation will be for general corporate purposes which could include the eventual payment of existing liabilities, financing of potential acquisitions and improving the liquidity of the Company. The transaction consisted of issuing a 30-year bond totaling USD 300 million with a bullet structure and an annual coupon rate of 3.950%.

At the same time, derivatives (Cross Currency Swaps) have been contracted hedging 100% of the bond's financial liabilities that are denominated in U.S. dollars by redenominating that liability to UF.

ii)

On February 24, 2020, the tax reform was approved in Chile, which becomes effective immediately, however, most of the effects will begin to materialize in the 2021 Income Tax Statement, the Company will assess the possible impacts in the relevant period.

iii)

As a result of the impact that the ongoing COVID-19 pandemic is having across the world, including its more recent outbreak in the countries where we operate, we have taken measures necessary to protect the health and safety of our employees and to ensure the continuity of our operations. Among the measures we have taken are the following:

•	the launch of a campaign to educate our employees on actions to be taken to avoid the spread of the virus;
•	sending home any employee that has been exposed to the virus;
•	implementation of additional cleaning protocols for our facilities;
•

modifying certain work practices and activities, without affecting our operational standards; for instance, home office has been implemented for those employees whose work can be performed remotely, and domestic and international traveling has been canceled; and

•

providing personal protection and cleaning products (including face masks and sanitizers) to those employees who need to keep working at our plants and distribution centers or in the transportation of our products.

Beginning mid-March 2020, governments around the world, including in the countries where we operate, have adopted extraordinary measures to contain the spread of COVID-19 and reduce infection rates, including, in some cases, the closing of schools, universities, shopping centers, restaurants and bars, prohibiting social gathering events, issuing stay-at-home orders and establishing quarantine requirements, imposing additional sanitary requirements on exports and imports, and limiting international travel and closing borders. Governments in the countries where we operate have also announced economic stimulus programs for families and businesses, including in Argentina a temporary restriction on workforce reductions. These government measures are affecting our Company and our customers. As these measures become more restrictive or are extended in time, our Company’s priority will continue to be to protect the health and safety of our employees and to continue operating to serve our customers and communities in the best way we can. To date, our operations have not been required to close and we are not aware of the virus affecting any significant part of our workforce.

Since mid-March 2020, as a result of the ongoing COVID-19 pandemic and government measures to contain the virus, we have experienced volatility in our sales volume across our channels. During this period, we have experienced, on a consolidated basis, a sharp decline in sales volumes in our on premise channel, which primarily consists of restaurants, bars and similar establishments that have been temporarily shut down by government measures. We have also experienced a decline in our wholesale channel and more moderate overall declines in our supermarkets and traditional channels.  These changes in our sales volumes, however, have varied significantly across the four countries where we operate.  Because these changes in sales volumes are very recent, and the pandemic and government measures are evolving rapidly, we believe it is too soon to draw conclusions about longer term trends in consumer spending patterns and how they may affect our future operating and financial results.

Due to uncertainties regarding the COVID-19 pandemic and government restrictions, including how long these conditions may persist, and uncertainties regarding the effects they will have on our sales volumes and our business in general, we cannot predict accurately the ultimate financial impact on our Company. In any event, we estimate that we will not face liquidity constraints, or difficulties in complying with covenants under our debt instruments. We do not anticipate any significant provisions or impairments at this time. In addition, we are reviewing our investment and expense plan for the year to adapt it to these new trends.

No other events have occurred after December 31, 2019 that may significantly affect the Company's consolidated financial situation.